DEBT (Details) - Schedule of Notes Payable - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
12% Notes		$ 2,750,000	$ 1,417,307
Unamortized debt discount	$ (800,318)	(1,934,750)	(279,435)
Long-term portion	1,280,932	815,250	$ 151,397
12% Convertible Notes [Member]
Debt Instrument [Line Items]
12% Notes	$ 2,081,250	2,750,000
Unamortized debt discount		$ (2,450,000)		$ (1,605,000)